Quarterly Holdings Report
for
Fidelity® SAI High Income Fund
July 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SAH-NPRT1-0923
1.9901444.102
Corporate Bonds - 81.0%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.2%
Broadcasting - 1.1%
DISH Network Corp.:
2.375% 3/15/24	9,434,000	8,655,695
3.375% 8/15/26	16,374,000	9,079,383
		17,735,078
Homebuilders/Real Estate - 0.1%
Redfin Corp. 0.5% 4/1/27	3,462,000	2,399,644
TOTAL CONVERTIBLE BONDS		20,134,722
Nonconvertible Bonds - 79.8%
Aerospace - 2.1%
ATI, Inc.:
4.875% 10/1/29	2,015,000	1,833,691
5.875% 12/1/27	1,668,000	1,621,287
Bombardier, Inc. 7.875% 4/15/27 (b)	4,970,000	4,953,612
BWX Technologies, Inc. 4.125% 6/30/28 (b)	4,425,000	4,027,568
Howmet Aerospace, Inc.:
5.9% 2/1/27	730,000	736,623
6.875% 5/1/25	730,000	741,166
Kaiser Aluminum Corp.:
4.5% 6/1/31 (b)	1,680,000	1,373,400
4.625% 3/1/28 (b)	3,475,000	3,119,091
Moog, Inc. 4.25% 12/15/27 (b)	220,000	203,861
TransDigm, Inc.:
4.625% 1/15/29	4,390,000	3,918,075
5.5% 11/15/27	4,520,000	4,282,700
6.25% 3/15/26 (b)	2,055,000	2,043,936
6.375% 6/15/26	1,460,000	1,445,066
6.75% 8/15/28 (b)	2,200,000	2,206,565
7.5% 3/15/27	1,925,000	1,924,231
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (b)	600,000	573,024
		35,003,896
Air Transportation - 0.9%
Air Canada 3.875% 8/15/26 (b)	1,075,000	997,557
American Airlines, Inc. 7.25% 2/15/28 (b)	735,000	729,705
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	4,377,083	4,311,480
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)	584,000	583,968
Rand Parent LLC 8.5% 2/15/30 (b)	5,373,000	5,052,304
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)	3,690,000	3,722,062
		15,397,076
Automotive - 0.2%
Ford Motor Co.:
6.1% 8/19/32	1,610,000	1,556,983
7.4% 11/1/46	585,000	610,101
Ford Motor Credit Co. LLC 3.625% 6/17/31	2,015,000	1,665,610
		3,832,694
Automotive & Auto Parts - 2.3%
Adient Global Holdings Ltd. 7% 4/15/28 (b)	445,000	448,231
Dana, Inc.:
4.25% 9/1/30	590,000	504,163
5.375% 11/15/27	395,000	378,254
Ford Motor Co.:
3.25% 2/12/32	1,470,000	1,161,633
4.75% 1/15/43	735,000	575,110
5.291% 12/8/46	295,000	243,829
Ford Motor Credit Co. LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.0438% 3/6/26 (c)(d)	2,065,000	2,071,125
2.3% 2/10/25	6,565,000	6,155,748
2.9% 2/10/29	4,310,000	3,598,860
3.375% 11/13/25	730,000	682,534
3.815% 11/2/27	3,500,000	3,143,732
4% 11/13/30	725,000	622,806
4.389% 1/8/26	1,460,000	1,387,440
4.95% 5/28/27	2,905,000	2,756,712
5.125% 6/16/25	730,000	710,765
6.95% 3/6/26	5,815,000	5,872,446
IHO Verwaltungs GmbH 4.75% 9/15/26 pay-in-kind (b)(c)	295,000	272,154
LCM Investments Holdings 8.25% 8/1/31 (b)	785,000	797,756
Macquarie AirFinance Holdings 8.375% 5/1/28 (b)	1,605,000	1,634,195
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (b)	1,415,000	781,788
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (b)(c)(d)	455,000	457,134
ZF North America Capital, Inc.:
4.75% 4/29/25 (b)	1,750,000	1,698,336
6.875% 4/14/28 (b)	810,000	822,666
7.125% 4/14/30 (b)	810,000	834,236
		37,611,653
Banks & Thrifts - 0.5%
Ally Financial, Inc.:
5.75% 11/20/25	149,000	144,487
6.7% 2/14/33	2,935,000	2,732,249
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	2,015,000	1,767,907
Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc. 4% 10/15/33 (b)	585,000	463,987
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30 (b)	2,720,000	2,302,399
7.875% 5/1/27 (b)	590,000	547,058
		7,958,087
Broadcasting - 1.3%
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27 (b)	1,275,000	1,170,770
7.5% 6/1/29 (b)	1,670,000	1,329,336
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(e)	12,645,000	395,156
DISH Network Corp. 11.75% 11/15/27 (b)	3,665,000	3,689,108
Sinclair Television Group, Inc. 5.5% 3/1/30 (b)	224,000	118,220
Sirius XM Radio, Inc.:
4% 7/15/28 (b)	4,490,000	3,906,669
4.125% 7/1/30 (b)	2,995,000	2,466,592
5.5% 7/1/29 (b)	1,515,000	1,384,209
TEGNA, Inc.:
4.625% 3/15/28	1,165,000	1,042,675
5% 9/15/29	1,395,000	1,243,294
Univision Communications, Inc.:
4.5% 5/1/29 (b)	1,735,000	1,501,253
6.625% 6/1/27 (b)	3,185,000	3,098,897
8% 8/15/28 (b)(f)	1,175,000	1,183,813
		22,529,992
Building Materials - 0.8%
Advanced Drain Systems, Inc.:
5% 9/30/27 (b)	350,000	334,268
6.375% 6/15/30 (b)	1,330,000	1,316,570
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	1,565,000	1,568,913
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	3,750,000	3,253,967
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)	1,765,000	1,681,163
SRS Distribution, Inc.:
4.625% 7/1/28 (b)	2,715,000	2,458,037
6% 12/1/29 (b)	2,595,000	2,251,163
		12,864,081
Cable/Satellite TV - 2.8%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)	5,510,000	4,529,726
4.25% 1/15/34 (b)	2,840,000	2,182,883
4.5% 8/15/30 (b)	5,705,000	4,833,829
4.5% 5/1/32	7,039,000	5,739,342
4.5% 6/1/33 (b)	5,460,000	4,320,498
4.75% 2/1/32 (b)	3,890,000	3,211,621
CSC Holdings LLC:
4.125% 12/1/30 (b)	3,395,000	2,454,671
4.5% 11/15/31 (b)	745,000	534,458
4.625% 12/1/30 (b)	5,795,000	2,911,150
5.375% 2/1/28 (b)	3,375,000	2,818,356
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)	720,000	649,961
DISH DBS Corp. 5.75% 12/1/28 (b)	3,630,000	2,793,353
Dolya Holdco 18 DAC 5% 7/15/28 (b)	720,000	633,595
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (b)	4,020,000	3,266,790
6.5% 9/15/28 (b)	2,665,000	1,597,528
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	3,600,000	3,291,120
Ziggo BV 4.875% 1/15/30 (b)	1,730,000	1,465,017
		47,233,898
Capital Goods - 1.0%
Mueller Water Products, Inc. 4% 6/15/29 (b)	2,785,000	2,481,528
Regal Rexnord Corp.:
6.05% 2/15/26 (b)	2,190,000	2,189,302
6.05% 4/15/28 (b)	1,459,000	1,450,095
6.3% 2/15/30 (b)	1,460,000	1,457,606
Vertical Holdco GmbH 7.625% 7/15/28 (b)	2,710,000	2,527,075
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)	6,595,000	6,167,335
		16,272,941
Chemicals - 3.3%
CVR Partners LP 6.125% 6/15/28 (b)	3,015,000	2,722,821
Element Solutions, Inc. 3.875% 9/1/28 (b)	1,420,000	1,254,947
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(c)	955,000	668,500
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (b)	480,000	446,400
LSB Industries, Inc. 6.25% 10/15/28 (b)	1,210,000	1,110,780
Methanex Corp.:
5.125% 10/15/27	4,725,000	4,458,155
5.25% 12/15/29	880,000	805,670
5.65% 12/1/44	4,460,000	3,712,950
NOVA Chemicals Corp.:
4.25% 5/15/29 (b)	4,555,000	3,787,247
4.875% 6/1/24 (b)	1,735,000	1,691,346
5% 5/1/25 (b)	250,000	240,078
5.25% 6/1/27 (b)	3,790,000	3,413,356
Nufarm Australia Ltd. 5% 1/27/30 (b)	4,635,000	4,123,464
Olin Corp. 5% 2/1/30	1,525,000	1,400,682
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (b)	3,520,000	2,821,075
6.25% 10/1/29 (b)	3,340,000	2,461,949
9.75% 11/15/28 (b)	4,755,000	4,600,463
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (b)	490,000	438,414
6.625% 5/1/29 (b)	1,525,000	1,325,102
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)	3,235,000	2,971,802
The Chemours Co. LLC:
4.625% 11/15/29 (b)	1,330,000	1,122,613
5.375% 5/15/27	1,160,000	1,103,911
5.75% 11/15/28 (b)	3,530,000	3,238,818
Tronox, Inc. 4.625% 3/15/29 (b)	735,000	609,299
W.R. Grace Holding LLC:
5.625% 8/15/29 (b)	5,025,000	4,240,547
7.375% 3/1/31 (b)	595,000	592,546
		55,362,935
Consumer Products - 0.7%
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (b)	395,000	371,950
Mattel, Inc.:
3.375% 4/1/26 (b)	2,370,000	2,203,438
3.75% 4/1/29 (b)	4,320,000	3,865,283
5.45% 11/1/41	585,000	504,377
Newell Brands, Inc.:
4.7% 4/1/26	730,000	692,915
6% 4/1/46 (g)	585,000	474,199
6.375% 9/15/27	730,000	718,138
6.625% 9/15/29	820,000	819,110
The Scotts Miracle-Gro Co.:
4% 4/1/31	295,000	239,607
4.375% 2/1/32	435,000	352,356
Windsor Holdings III, LLC 8.5% 6/15/30 (b)	1,825,000	1,834,125
		12,075,498
Containers - 1.9%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(c)	4,202,000	3,414,125
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 8/15/27 (b)	2,838,000	2,435,687
5.25% 8/15/27 (b)	5,681,000	4,875,666
Ball Corp.:
2.875% 8/15/30	730,000	601,670
4.875% 3/15/26	2,190,000	2,141,024
6% 6/15/29	975,000	975,000
Berry Global, Inc. 4.875% 7/15/26 (b)	1,170,000	1,131,402
BWAY Holding Co. 7.875% 8/15/26 (b)	2,190,000	2,184,090
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)	735,000	643,485
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	1,325,000	1,147,277
LABL, Inc.:
5.875% 11/1/28 (b)	450,000	410,467
6.75% 7/15/26 (b)	300,000	294,315
9.5% 11/1/28 (b)	300,000	307,500
10.5% 7/15/27 (b)	1,800,000	1,714,268
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)	765,000	777,408
Sealed Air Corp. 5% 4/15/29 (b)	3,940,000	3,677,832
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (b)	875,000	871,070
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)	2,400,000	2,287,840
8.5% 8/15/27 (b)	1,080,000	1,038,920
		30,929,046
Diversified Financial Services - 3.6%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)	1,500,000	1,464,762
Coinbase Global, Inc.:
3.375% 10/1/28 (b)	280,000	196,016
3.625% 10/1/31 (b)	2,610,000	1,646,997
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)	1,670,000	1,659,563
GGAM Finance Ltd.:
7.75% 5/15/26 (b)	1,535,000	1,547,050
8% 6/15/28 (b)	2,920,000	2,960,004
Hightower Holding LLC 6.75% 4/15/29 (b)	2,235,000	1,955,499
HTA Group Ltd. 7% 12/18/25 (b)	3,463,000	3,301,832
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	6,990,000	5,669,537
5.25% 5/15/27	13,865,000	12,201,200
6.25% 5/15/26	4,360,000	4,087,882
6.375% 12/15/25	1,650,000	1,579,097
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)	520,000	444,356
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (b)	2,550,000	2,149,952
LPL Holdings, Inc. 4.375% 5/15/31 (b)	730,000	641,820
MSCI, Inc.:
3.25% 8/15/33 (b)	1,890,000	1,541,715
3.625% 9/1/30 (b)	2,905,000	2,544,292
OneMain Finance Corp.:
3.5% 1/15/27	5,220,000	4,513,095
3.875% 9/15/28	6,243,000	5,127,064
6.875% 3/15/25	290,000	289,037
7.125% 3/15/26	3,425,000	3,392,094
9% 1/15/29	330,000	335,313
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (b)	980,000	868,339
		60,116,516
Diversified Media - 0.2%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	3,905,000	3,397,350
Energy - 13.5%
Altus Midstream LP 5.875% 6/15/30 (b)	2,270,000	2,182,038
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (b)	730,000	706,129
7.875% 5/15/26 (b)	730,000	745,404
Apache Corp.:
4.25% 1/15/30	1,575,000	1,429,659
5.1% 9/1/40	1,320,000	1,121,670
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	4,200,000	3,802,607
California Resources Corp. 7.125% 2/1/26 (b)	1,020,000	1,027,650
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)	1,180,000	1,177,148
Centennial Resource Production LLC:
5.875% 7/1/29 (b)	2,150,000	2,042,500
7.75% 2/15/26 (b)	1,150,000	1,161,318
CGG SA 8.75% 4/1/27 (b)	2,880,000	2,434,205
Cheniere Energy Partners LP 4% 3/1/31	1,460,000	1,299,210
Citgo Petroleum Corp. 6.375% 6/15/26 (b)	3,110,000	3,016,700
CNX Resources Corp. 7.375% 1/15/31 (b)	855,000	847,768
Comstock Resources, Inc.:
5.875% 1/15/30 (b)	1,910,000	1,690,704
6.75% 3/1/29 (b)	2,280,000	2,126,712
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)	11,785,000	11,195,750
5.75% 4/1/25	2,685,000	2,644,759
6% 2/1/29 (b)	1,045,000	984,913
7.375% 2/1/31 (b)	1,455,000	1,451,307
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (b)	3,265,000	3,070,219
5.625% 10/15/25 (b)	395,000	389,075
CVR Energy, Inc.:
5.25% 2/15/25 (b)	5,580,000	5,419,138
5.75% 2/15/28 (b)	4,910,000	4,431,275
Delek Logistics Partners LP 7.125% 6/1/28 (b)	3,205,000	2,964,625
DT Midstream, Inc.:
4.125% 6/15/29 (b)	2,490,000	2,207,692
4.375% 6/15/31 (b)	730,000	633,743
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	1,380,000	1,343,706
EnLink Midstream LLC:
5.625% 1/15/28 (b)	1,365,000	1,334,435
6.5% 9/1/30 (b)	1,385,000	1,394,045
EnLink Midstream Partners LP 4.85% 7/15/26	1,310,000	1,273,058
EQM Midstream Partners LP:
4% 8/1/24	1,350,000	1,321,207
4.75% 1/15/31 (b)	600,000	535,681
6% 7/1/25 (b)	185,000	183,675
6.5% 7/1/27 (b)	610,000	607,098
6.5% 7/15/48	300,000	274,110
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	2,903,000	2,721,766
Harvest Midstream I LP 7.5% 9/1/28 (b)	1,690,000	1,660,909
Hess Midstream Partners LP:
4.25% 2/15/30 (b)	1,330,000	1,167,075
5.125% 6/15/28 (b)	1,650,000	1,559,860
5.5% 10/15/30 (b)	730,000	686,200
5.625% 2/15/26 (b)	3,510,000	3,457,350
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)	3,270,000	3,058,553
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)	1,620,000	1,656,612
Jonah Energy Parent LLC 12% 11/5/25 (h)(i)	4,515,379	4,583,109
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)	20,250,000	18,580,535
6.75% 9/15/25 (b)	9,795,000	9,327,902
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (b)	2,055,000	2,036,224
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (b)	2,370,000	2,352,225
8.75% 6/15/31 (b)	760,000	765,736
Occidental Petroleum Corp.:
4.2% 3/15/48	735,000	556,382
4.4% 4/15/46	2,205,000	1,746,018
4.4% 8/15/49	1,030,000	758,945
4.5% 7/15/44	1,805,000	1,371,565
5.5% 12/1/25	3,132,000	3,120,192
5.55% 3/15/26	440,000	437,690
5.875% 9/1/25	1,620,000	1,623,080
6.125% 1/1/31	2,385,000	2,436,206
6.45% 9/15/36	1,685,000	1,768,997
6.625% 9/1/30	6,800,000	7,130,480
7.5% 5/1/31	2,790,000	3,063,420
7.875% 9/15/31	945,000	1,061,944
7.95% 6/15/39	365,000	416,205
8.875% 7/15/30	2,720,000	3,151,174
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)	2,185,000	1,939,188
4.95% 7/15/29 (b)	3,370,000	3,095,075
6.875% 4/15/40 (b)	330,000	298,650
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	740,000	752,950
SM Energy Co. 5.625% 6/1/25	1,915,000	1,876,650
Southwestern Energy Co. 4.75% 2/1/32	3,505,000	3,114,322
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27	275,000	269,166
Sunnova Energy Corp. 5.875% 9/1/26 (b)	2,025,000	1,817,604
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	2,585,000	2,321,064
5.875% 3/15/28	2,780,000	2,703,859
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	2,010,000	1,766,678
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	4,880,000	4,489,600
6% 3/1/27 (b)	4,046,000	3,834,125
6% 12/31/30 (b)	11,005,000	9,768,635
6% 9/1/31 (b)	4,865,000	4,232,358
7.5% 10/1/25 (b)	4,735,000	4,743,286
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	1,460,000	1,355,898
Teine Energy Ltd. 6.875% 4/15/29 (b)	395,000	363,400
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)	1,153,750	1,145,097
Transocean, Inc.:
7.5% 1/15/26 (b)	1,145,000	1,122,101
8% 2/1/27 (b)	4,064,000	3,917,046
8.75% 2/15/30 (b)	1,895,000	1,967,446
Valaris Ltd. 8.375% 4/30/30 (b)	2,100,000	2,148,720
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	2,920,000	2,528,448
4.125% 8/15/31 (b)	4,225,000	3,583,786
6.25% 1/15/30 (b)	1,935,000	1,892,087
Western Gas Partners LP:
3.35% 2/1/25	2,610,000	2,494,782
3.95% 6/1/25	735,000	708,755
5.3% 3/1/48	735,000	630,192
5.5% 8/15/48	440,000	377,269
5.5% 2/1/50	1,470,000	1,246,678
		225,232,202
Environmental - 1.1%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	690,000	693,299
Covanta Holding Corp. 4.875% 12/1/29 (b)	2,205,000	1,947,265
Darling Ingredients, Inc. 6% 6/15/30 (b)	1,345,000	1,324,783
GFL Environmental, Inc.:
3.75% 8/1/25 (b)	1,460,000	1,395,644
5.125% 12/15/26 (b)	1,460,000	1,419,874
Madison IAQ LLC:
4.125% 6/30/28 (b)	3,790,000	3,374,698
5.875% 6/30/29 (b)	3,255,000	2,730,249
Stericycle, Inc.:
3.875% 1/15/29 (b)	5,170,000	4,538,174
5.375% 7/15/24 (b)	990,000	978,318
		18,402,304
Food & Drug Retail - 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26 (b)	395,000	367,128
3.5% 3/15/29 (b)	3,660,000	3,186,218
4.875% 2/15/30 (b)	3,835,000	3,518,613
BellRing Brands, Inc. 7% 3/15/30 (b)	585,000	587,211
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	5,715,000	3,171,825
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	1,315,000	1,116,106
Parkland Corp.:
4.5% 10/1/29 (b)	980,000	864,825
4.625% 5/1/30 (b)	4,735,000	4,155,209
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (b)	145,000	136,966
		17,104,101
Food/Beverage/Tobacco - 1.7%
C&S Group Enterprises LLC 5% 12/15/28 (b)	2,440,000	1,888,842
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (b)	585,000	532,342
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (b)	4,645,000	4,099,427
4.375% 1/31/32 (b)	735,000	645,457
Performance Food Group, Inc. 5.5% 10/15/27 (b)	335,000	324,379
Pilgrim's Pride Corp.:
3.5% 3/1/32	730,000	589,329
4.25% 4/15/31	865,000	748,222
Post Holdings, Inc.:
4.625% 4/15/30 (b)	2,035,000	1,793,297
5.5% 12/15/29 (b)	2,055,000	1,908,434
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)	2,365,000	2,076,565
TreeHouse Foods, Inc. 4% 9/1/28	1,265,000	1,104,661
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	10,060,000	8,500,598
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	1,725,000	1,551,550
4.75% 2/15/29 (b)	1,695,000	1,558,989
United Natural Foods, Inc. 6.75% 10/15/28 (b)	295,000	245,747
		27,567,839
Gaming - 1.6%
Affinity Gaming LLC 6.875% 12/15/27 (b)	4,930,000	4,361,476
Caesars Entertainment, Inc.:
6.25% 7/1/25 (b)	2,430,000	2,416,769
7% 2/15/30 (b)	1,750,000	1,767,537
8.125% 7/1/27 (b)	3,509,000	3,599,087
Caesars Resort Collection LLC 5.75% 7/1/25 (b)	2,980,000	3,010,089
Carnival Corp. 10.5% 6/1/30 (b)	2,720,000	2,877,308
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (b)	2,845,000	2,441,013
Golden Entertainment, Inc. 7.625% 4/15/26 (b)	2,005,000	2,004,248
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)	2,000,000	1,821,664
Station Casinos LLC 4.5% 2/15/28 (b)	390,000	353,757
Transocean, Inc. 7.25% 11/1/25 (b)	745,000	734,347
VICI Properties LP / VICI Note Co. 4.125% 8/15/30 (b)	1,465,000	1,299,074
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)	735,000	734,486
		27,420,855
Healthcare - 6.6%
1375209 BC Ltd. 9% 1/30/28 (b)	2,883,000	2,890,202
180 Medical, Inc. 3.875% 10/15/29 (b)	1,435,000	1,256,389
Amgen, Inc. 5.6% 3/2/43	830,000	825,406
AMN Healthcare 4% 4/15/29 (b)	925,000	821,493
Avantor Funding, Inc.:
3.875% 11/1/29 (b)	1,830,000	1,601,450
4.625% 7/15/28 (b)	280,000	259,793
Cano Health, Inc. 6.25% 10/1/28 (b)	1,535,000	951,700
Catalent Pharma Solutions 3.5% 4/1/30 (b)	1,295,000	1,084,563
Centene Corp.:
2.5% 3/1/31	1,985,000	1,588,298
3% 10/15/30	1,920,000	1,603,691
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	1,300,000	1,147,124
4% 3/15/31 (b)	1,310,000	1,142,006
4.25% 5/1/28 (b)	385,000	355,723
Community Health Systems, Inc.:
4.75% 2/15/31 (b)	5,905,000	4,473,510
5.25% 5/15/30 (b)	11,150,000	8,909,255
5.625% 3/15/27 (b)	5,260,000	4,680,327
6% 1/15/29 (b)	3,600,000	3,078,000
6.125% 4/1/30 (b)	4,695,000	2,959,364
6.875% 4/15/29 (b)	4,615,000	3,058,630
8% 3/15/26 (b)	1,150,000	1,129,290
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	3,610,000	3,208,857
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (b)	1,280,000	1,023,536
4.625% 6/1/30 (b)	6,215,000	5,303,268
Embecta Corp. 5% 2/15/30 (b)	1,680,000	1,386,000
Grifols SA 4.75% 10/15/28 (b)	2,780,000	2,438,370
HCA Holdings, Inc. 5.5% 6/15/47	1,470,000	1,372,535
HealthEquity, Inc. 4.5% 10/1/29 (b)	1,595,000	1,428,747
Hologic, Inc. 3.25% 2/15/29 (b)	765,000	669,377
IQVIA, Inc. 6.5% 5/15/30 (b)	1,525,000	1,539,854
Jazz Securities DAC 4.375% 1/15/29 (b)	2,600,000	2,311,696
LifePoint Health, Inc.:
6.75% 4/15/25 (b)	785,000	797,065
9.875% 8/15/30 (b)(f)	1,810,000	1,810,000
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)	1,910,000	1,366,898
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)	1,385,000	1,184,768
3.875% 5/15/32 (b)	785,000	654,868
Mozart Borrower LP 3.875% 4/1/29 (b)	730,000	639,241
Option Care Health, Inc. 4.375% 10/31/29 (b)	370,000	326,668
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	5,440,000	4,875,010
5.125% 4/30/31 (b)	795,000	673,912
Owens & Minor, Inc. 4.5% 3/31/29 (b)	215,000	184,864
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)	4,150,000	3,747,233
Regionalcare Hospital Partners 9.75% 12/1/26 (b)	1,560,000	1,462,760
RegionalCare Hospital Partners Holdings, Inc. 5.375% 1/15/29 (b)	1,375,000	973,218
RP Escrow Issuer LLC 5.25% 12/15/25 (b)	3,545,000	2,417,112
Teleflex, Inc. 4.25% 6/1/28 (b)	1,275,000	1,172,301
Tenet Healthcare Corp.:
4.25% 6/1/29	4,025,000	3,606,565
4.375% 1/15/30	3,835,000	3,420,382
4.625% 6/15/28	3,455,000	3,197,348
6.125% 10/1/28	4,245,000	4,043,745
6.125% 6/15/30	4,165,000	4,043,382
6.25% 2/1/27	1,405,000	1,379,233
6.75% 5/15/31 (b)	530,000	526,458
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26	1,775,000	1,606,041
7.875% 9/15/29	450,000	468,379
8.125% 9/15/31	450,000	476,653
		109,552,558
Homebuilders/Real Estate - 3.6%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (b)	2,060,000	1,782,559
Howard Hughes Corp.:
4.125% 2/1/29 (b)	1,830,000	1,546,368
4.375% 2/1/31 (b)	995,000	818,668
Kennedy-Wilson, Inc. 4.75% 2/1/30	2,080,000	1,622,878
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	8,590,000	6,187,209
4.625% 8/1/29	3,225,000	2,561,652
5% 10/15/27	13,085,000	11,462,735
5.25% 8/1/26	1,490,000	1,371,422
Railworks Holdings LP 8.25% 11/15/28 (b)	3,085,000	2,908,739
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)	880,000	651,200
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)	690,000	497,157
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (b)	535,000	499,423
5.625% 3/1/24 (b)	730,000	726,538
TopBuild Corp. 4.125% 2/15/32 (b)	1,320,000	1,132,560
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24	40,000	39,814
TRI Pointe Homes, Inc. 5.7% 6/15/28	295,000	283,200
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (b)	10,260,000	8,559,026
6.5% 2/15/29 (b)	22,080,000	15,359,625
10.5% 2/15/28 (b)	2,930,000	2,912,479
		60,923,252
Hotels - 0.6%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	4,555,000	3,822,345
3.75% 5/1/29 (b)	10,000	8,910
4% 5/1/31 (b)	4,050,000	3,532,646
Lindblad Expeditions LLC 6.75% 2/15/27 (b)	395,000	379,052
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	2,965,000	2,713,555
		10,456,508
Insurance - 0.8%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29 (b)	585,000	504,418
7% 11/15/25 (b)	295,000	284,872
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (b)	3,940,000	3,595,250
6.75% 10/15/27 (b)	740,000	700,931
6.75% 4/15/28 (b)	735,000	731,274
AmWINS Group, Inc. 4.875% 6/30/29 (b)	2,045,000	1,876,157
AssuredPartners, Inc. 5.625% 1/15/29 (b)	2,915,000	2,544,564
HUB International Ltd.:
7% 5/1/26 (b)	1,040,000	1,037,882
7.25% 6/15/30 (b)	2,355,000	2,399,769
		13,675,117
Leisure - 2.6%
Carnival Corp.:
5.75% 3/1/27 (b)	5,055,000	4,676,277
6% 5/1/29 (b)	3,000,000	2,696,686
6.65% 1/15/28	720,000	665,753
7.625% 3/1/26 (b)	5,780,000	5,702,054
Constellation Merger Sub, Inc. 8.5% 9/15/25 (b)	290,000	243,144
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)	2,595,000	2,122,853
NCL Corp. Ltd.:
5.875% 3/15/26 (b)	1,585,000	1,499,818
7.75% 2/15/29 (b)	4,040,000	3,868,755
NCL Finance Ltd. 6.125% 3/15/28 (b)	1,390,000	1,264,900
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (b)	5,935,000	5,517,061
5.375% 7/15/27 (b)	2,775,000	2,638,538
5.5% 8/31/26 (b)	4,870,000	4,670,533
5.5% 4/1/28 (b)	3,715,000	3,501,384
7.25% 1/15/30 (b)	735,000	742,949
Viking Cruises Ltd. 9.125% 7/15/31 (b)	535,000	550,087
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)	1,545,000	1,437,205
Voc Escrow Ltd. 5% 2/15/28 (b)	1,420,000	1,319,375
		43,117,372
Metals/Mining - 1.2%
Arsenal AIC Parent LLC 8% 10/1/30 (b)(f)	995,000	1,014,900
Cleveland-Cliffs, Inc. 4.875% 3/1/31 (b)	295,000	261,497
Constellium NV 5.875% 2/15/26 (b)	823,000	811,121
Eldorado Gold Corp. 6.25% 9/1/29 (b)	125,000	112,343
ERO Copper Corp. 6.5% 2/15/30 (b)	4,560,000	4,024,200
First Quantum Minerals Ltd.:
6.875% 10/15/27 (b)	2,385,000	2,332,828
8.625% 6/1/31 (b)	1,625,000	1,663,594
FMG Resources Pty Ltd.:
4.375% 4/1/31 (b)	730,000	627,785
4.5% 9/15/27 (b)	850,000	794,580
Howmet Aerospace, Inc. 5.95% 2/1/37	585,000	594,762
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	1,485,000	1,408,194
Mineral Resources Ltd.:
8% 11/1/27 (b)	980,000	982,677
8.5% 5/1/30 (b)	2,310,000	2,334,139
Novelis Corp.:
3.25% 11/15/26 (b)	445,000	404,362
3.875% 8/15/31 (b)	740,000	616,200
PMHC II, Inc. 9% 2/15/30 (b)	2,655,000	2,167,144
		20,150,326
Paper - 0.7%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (b)	1,040,000	850,975
6% 6/15/27 (b)	2,930,000	2,891,417
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (b)	1,405,000	1,344,131
8.75% 4/15/30 (b)	2,250,000	2,039,658
Glatfelter Corp. 4.75% 11/15/29 (b)	2,885,000	1,994,256
Mercer International, Inc. 5.125% 2/1/29	950,000	777,909
SPA Holdings 3 OY 4.875% 2/4/28 (b)	2,875,000	2,383,675
		12,282,021
Publishing/Printing - 0.2%
Cimpress PLC 7% 6/15/26	395,000	372,781
News Corp. 5.125% 2/15/32 (b)	3,130,000	2,863,950
		3,236,731
Railroad - 0.1%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (b)	1,255,000	1,063,444
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)	1,265,000	1,158,524
4% 10/15/30 (b)	3,170,000	2,724,146
5.75% 4/15/25 (b)	575,000	571,464
Garden SpinCo Corp. 8.625% 7/20/30 (b)	740,000	798,628
Yum! Brands, Inc.:
3.625% 3/15/31	735,000	628,799
4.625% 1/31/32	3,255,000	2,947,862
5.375% 4/1/32	585,000	553,757
		9,383,180
Services - 4.7%
AECOM 5.125% 3/15/27	980,000	946,046
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (b)	2,785,000	2,124,467
9.75% 7/15/27 (b)	3,037,000	2,785,199
APX Group, Inc.:
5.75% 7/15/29 (b)	1,525,000	1,323,876
6.75% 2/15/27 (b)	2,660,000	2,593,500
Aramark Services, Inc.:
5% 2/1/28 (b)	760,000	714,403
6.375% 5/1/25 (b)	3,350,000	3,350,050
ASGN, Inc. 4.625% 5/15/28 (b)	1,395,000	1,279,153
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (b)	3,855,000	3,500,340
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)	6,675,000	6,808,634
CoreCivic, Inc.:
4.75% 10/15/27	3,675,000	3,239,035
8.25% 4/15/26	6,368,000	6,416,254
CoreLogic, Inc. 4.5% 5/1/28 (b)	2,080,000	1,710,800
Fair Isaac Corp. 4% 6/15/28 (b)	3,295,000	3,024,076
Gartner, Inc.:
3.625% 6/15/29 (b)	575,000	506,714
3.75% 10/1/30 (b)	815,000	710,437
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	7,810,000	7,546,413
Hertz Corp. 5% 12/1/29 (b)	395,000	326,306
Iron Mountain, Inc. 4.5% 2/15/31 (b)	730,000	629,344
Korn Ferry 4.625% 12/15/27 (b)	540,000	507,751
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)	2,130,000	1,998,047
Life Time, Inc. 8% 4/15/26 (b)	2,265,000	2,264,793
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	3,910,000	3,596,631
PowerTeam Services LLC 9.033% 12/4/25 (b)	2,967,000	2,789,530
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (b)	1,460,000	1,431,404
Service Corp. International:
4% 5/15/31	1,285,000	1,095,463
5.125% 6/1/29	810,000	769,500
Sotheby's 7.375% 10/15/27 (b)	1,700,000	1,505,967
The GEO Group, Inc.:
6% 4/15/26	490,000	448,306
9.5% 12/31/28 (b)	3,300,000	3,217,500
TriNet Group, Inc. 3.5% 3/1/29 (b)	4,635,000	4,044,038
Uber Technologies, Inc. 4.5% 8/15/29 (b)	1,730,000	1,598,982
United Rentals North America, Inc. 6% 12/15/29 (b)	730,000	729,195
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	3,350,000	3,116,964
		78,649,118
Steel - 0.3%
Commercial Metals Co.:
3.875% 2/15/31	880,000	763,963
4.125% 1/15/30	2,495,000	2,233,331
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)	2,005,000	1,786,956
		4,784,250
Super Retail - 1.8%
Bath & Body Works, Inc. 6.694% 1/15/27	1,123,000	1,126,487
Carvana Co.:
4.875% 9/1/29 (b)	3,745,000	2,321,900
5.5% 4/15/27 (b)	3,025,000	2,216,832
5.875% 10/1/28 (b)	1,778,000	1,077,652
EG Global Finance PLC:
6.75% 2/7/25 (b)	5,642,000	5,541,183
8.5% 10/30/25 (b)	2,615,000	2,589,399
Hanesbrands, Inc. 4.875% 5/15/26 (b)	395,000	370,336
LBM Acquisition LLC 6.25% 1/15/29 (b)	2,405,000	2,073,711
Levi Strauss & Co. 3.5% 3/1/31 (b)	1,245,000	1,019,737
Michaels Companies, Inc.:
5.25% 5/1/28 (b)	2,095,000	1,780,834
7.875% 5/1/29 (b)	1,315,000	936,938
Nordstrom, Inc.:
4.25% 8/1/31	3,440,000	2,712,784
4.375% 4/1/30	2,295,000	1,935,855
Sally Holdings LLC 5.625% 12/1/25	1,605,000	1,594,969
Wolverine World Wide, Inc. 4% 8/15/29 (b)	4,356,000	3,421,856
		30,720,473
Technology - 5.9%
Acuris Finance U.S. 5% 5/1/28 (b)	5,535,000	4,391,633
Athenahealth Group, Inc. 6.5% 2/15/30 (b)	1,480,000	1,254,020
Black Knight InfoServ LLC 3.625% 9/1/28 (b)	3,665,000	3,353,475
Block, Inc.:
2.75% 6/1/26	730,000	664,563
3.5% 6/1/31	4,995,000	4,183,689
Broadcom, Inc.:
2.45% 2/15/31 (b)	2,035,000	1,652,498
2.6% 2/15/33 (b)	2,050,000	1,596,639
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (b)	1,050,000	935,941
4.875% 7/1/29 (b)	1,065,000	946,041
Cloud Software Group, Inc. 9% 9/30/29 (b)	5,970,000	5,346,993
Coherent Corp. 5% 12/15/29 (b)	4,115,000	3,703,500
CommScope, Inc.:
4.75% 9/1/29 (b)	2,985,000	2,299,605
6% 3/1/26 (b)	1,445,000	1,325,808
Elastic NV 4.125% 7/15/29 (b)	2,363,000	2,050,116
Entegris Escrow Corp.:
4.75% 4/15/29 (b)	6,885,000	6,423,009
5.95% 6/15/30 (b)	4,375,000	4,195,574
Entegris, Inc. 3.625% 5/1/29 (b)	1,300,000	1,125,100
Gartner, Inc. 4.5% 7/1/28 (b)	3,750,000	3,505,647
Gen Digital, Inc.:
5% 4/15/25 (b)	1,480,000	1,458,864
7.125% 9/30/30 (b)	740,000	745,724
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (b)	2,760,000	2,373,316
5.25% 12/1/27 (b)	855,000	816,525
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)	980,000	995,464
ION Trading Technologies Ltd. 5.75% 5/15/28 (b)	5,045,000	4,389,150
Match Group Holdings II LLC:
3.625% 10/1/31 (b)	440,000	362,208
4.125% 8/1/30 (b)	930,000	802,544
McAfee Corp. 7.375% 2/15/30 (b)	590,000	509,805
MicroStrategy, Inc. 6.125% 6/15/28 (b)	3,765,000	3,370,086
ON Semiconductor Corp. 3.875% 9/1/28 (b)	305,000	276,254
Open Text Corp.:
3.875% 2/15/28 (b)	1,790,000	1,592,191
3.875% 12/1/29 (b)	905,000	765,527
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)	3,045,000	2,610,324
4.125% 12/1/31 (b)	2,155,000	1,786,274
Rackspace Hosting, Inc.:
3.5% 2/15/28 (b)	2,435,000	1,089,153
5.375% 12/1/28 (b)	15,005,000	4,154,809
Roblox Corp. 3.875% 5/1/30 (b)	3,335,000	2,801,815
Seagate HDD Cayman:
5.75% 12/1/34	2,105,000	1,866,845
8.25% 12/15/29 (b)	765,000	801,819
8.5% 7/15/31 (b)	925,000	965,719
Sensata Technologies BV:
4% 4/15/29 (b)	2,060,000	1,820,507
5% 10/1/25 (b)	295,000	287,576
Sensata Technologies, Inc. 3.75% 2/15/31 (b)	735,000	620,766
SS&C Technologies, Inc. 5.5% 9/30/27 (b)	595,000	574,818
TTM Technologies, Inc. 4% 3/1/29 (b)	4,365,000	3,721,163
Uber Technologies, Inc.:
7.5% 5/15/25 (b)	3,795,000	3,837,556
8% 11/1/26 (b)	4,365,000	4,453,101
Virtusa Corp. 7.125% 12/15/28 (b)	795,000	665,920
		99,469,674
Telecommunications - 6.2%
Altice Financing SA:
5% 1/15/28 (b)	1,750,000	1,357,932
5.75% 8/15/29 (b)	11,520,000	8,636,830
Altice France Holding SA 6% 2/15/28 (b)	6,050,000	2,223,375
Altice France SA:
5.125% 1/15/29 (b)	7,085,000	4,938,753
5.125% 7/15/29 (b)	8,025,000	5,619,408
5.5% 1/15/28 (b)	2,115,000	1,551,577
5.5% 10/15/29 (b)	30,000	21,309
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	7,267,000	6,540,300
Cablevision Lightpath LLC:
3.875% 9/15/27 (b)	2,555,000	2,120,284
5.625% 9/15/28 (b)	2,730,000	2,076,632
Consolidated Communications, Inc. 5% 10/1/28 (b)	2,005,000	1,483,457
Frontier Communications Holdings LLC:
5% 5/1/28 (b)	1,595,000	1,351,616
5.875% 10/15/27 (b)	1,860,000	1,703,626
5.875% 11/1/29	2,940,000	2,155,685
8.75% 5/15/30 (b)	2,825,000	2,725,516
IHS Netherlands Holdco BV 8% 9/18/27 (b)	920,000	835,783
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)	2,815,000	2,571,436
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	1,355,000	1,120,522
Level 3 Financing, Inc.:
3.625% 1/15/29 (b)	4,705,000	3,106,108
4.25% 7/1/28 (b)	4,140,000	2,930,069
10.5% 5/15/30 (b)	3,258,000	3,374,849
Millicom International Cellular SA:
4.5% 4/27/31 (b)	2,230,000	1,774,812
5.125% 1/15/28 (b)	531,000	473,121
Sable International Finance Ltd. 5.75% 9/7/27 (b)	130,000	120,169
SBA Communications Corp. 3.125% 2/1/29	1,190,000	1,003,287
Sprint Corp.:
7.125% 6/15/24	5,835,000	5,889,913
7.625% 2/15/25	2,190,000	2,239,563
7.625% 3/1/26	4,985,000	5,188,647
7.875% 9/15/23	1,460,000	1,461,212
Telecom Italia Capital SA:
6% 9/30/34	2,740,000	2,218,007
7.2% 7/18/36	1,625,000	1,396,190
7.721% 6/4/38	850,000	755,491
Uniti Group, Inc. 6% 1/15/30 (b)	8,570,000	5,666,913
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)	4,685,000	4,011,897
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)	4,595,000	3,804,322
Windstream Escrow LLC 7.75% 8/15/28 (b)	5,950,000	5,011,452
Zayo Group Holdings, Inc.:
4% 3/1/27 (b)	3,320,000	2,374,318
6.125% 3/1/28 (b)	3,695,000	2,278,101
		104,112,482
Textiles/Apparel - 0.2%
Crocs, Inc. 4.125% 8/15/31 (b)	970,000	781,102
Foot Locker, Inc. 4% 10/1/29 (b)	970,000	754,126
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	1,230,000	1,051,650
Victoria's Secret & Co. 4.625% 7/15/29 (b)	1,110,000	832,849
		3,419,727
Transportation Ex Air/Rail - 0.6%
Golar LNG Ltd. 7% 10/20/25 (b)	2,910,000	2,843,914
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (b)	2,085,000	1,740,975
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)	610,000	589,772
Seaspan Corp. 5.5% 8/1/29 (b)	5,300,000	4,319,500
XPO, Inc.:
6.25% 6/1/28 (b)	460,000	455,060
7.125% 6/1/31 (b)	760,000	769,031
		10,718,252
Utilities - 2.6%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	3,795,000	3,145,279
3.75% 1/15/32 (b)	385,000	314,666
4.75% 3/15/28 (b)	1,280,000	1,187,396
DPL, Inc.:
4.125% 7/1/25	1,835,000	1,759,306
4.35% 4/15/29	245,000	215,597
EnLink Midstream Partners LP 4.15% 6/1/25	735,000	707,511
FirstEnergy Corp. 3.4% 3/1/50	2,935,000	2,005,192
Global Partners LP/GLP Finance Corp. 7% 8/1/27	3,375,000	3,299,032
NRG Energy, Inc.:
3.375% 2/15/29 (b)	2,565,000	2,117,576
3.625% 2/15/31 (b)	930,000	729,841
5.25% 6/15/29 (b)	2,640,000	2,382,534
PG&E Corp.:
5% 7/1/28	4,410,000	4,079,854
5.25% 7/1/30	10,995,000	9,874,489
Pike Corp. 5.5% 9/1/28 (b)	4,872,000	4,384,800
Vistra Operations Co. LLC:
5% 7/31/27 (b)	2,395,000	2,256,282
5.5% 9/1/26 (b)	1,520,000	1,469,839
5.625% 2/15/27 (b)	2,950,000	2,852,441
		42,781,635
TOTAL NONCONVERTIBLE BONDS		1,334,809,084
TOTAL CORPORATE BONDS (Cost $1,505,312,146)		1,354,943,806

Commercial Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
BX Trust floater Series 2021-SOAR Class G, CME Term SOFR 1 Month Index + 2.910% 8.1365% 6/15/38 (b)(c)(d)	1,199,499	1,139,377
Hilton U.S.A. Trust Series 2016-HHV Class E, 4.1935% 11/5/38 (b)(c)	965,000	866,366
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,015,907)		2,005,743

Common Stocks - 4.3%
	Shares	Value ($)
Automotive & Auto Parts - 0.1%
Aptiv PLC (j)	16,200	1,773,738
Capital Goods - 0.1%
Regal Rexnord Corp.	12,000	1,874,160
Energy - 1.9%
California Resources Corp. warrants 10/27/24 (j)	4,491	81,287
Mesquite Energy, Inc. (i)(j)	204,784	29,189,911
New Fortress Energy, Inc.	95,300	2,720,815
TOTAL ENERGY		31,992,013
Food & Drug Retail - 1.9%
Southeastern Grocers, Inc. (h)(i)(j)	1,184,833	31,196,650
Healthcare - 0.1%
Centene Corp. (j)	37,100	2,526,139
Technology - 0.1%
Coherent Corp. (j)	46,800	2,216,448
Telecommunications - 0.1%
GTT Communications, Inc. (i)	89,354	1,103,558
TOTAL COMMON STOCKS (Cost $43,268,855)		72,682,706

Bank Loan Obligations - 6.2%
	Principal Amount (a)	Value ($)
Broadcasting - 0.1%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.2534% 8/24/26 (c)(d)(k)	2,325,660	1,759,757
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0255% 8/24/26 (c)(d)(k)	7,322,814	198,741
TOTAL BROADCASTING		1,958,498
Building Materials - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.7535% 5/17/28 (c)(d)(k)	3,034,673	2,603,750
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0379% 5/7/25 (c)(d)(i)(k)	1,890,519	1,833,803
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6169% 10/4/29 (c)(d)(k)	2,567,100	2,500,073
TOTAL CHEMICALS		4,333,876
Consumer Products - 0.1%
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.95% 9/24/28 (c)(d)(k)	2,303,918	2,256,411
Energy - 0.5%
EG America LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.1645% 2/6/25 (c)(d)(k)	3,431,682	3,411,298
Tranche BB 1LN, term loan:
6 month U.S. LIBOR + 4.000% 9.3563% 2/5/25 (c)(d)(k)	1,013,085	1,009,286
CME Term SOFR 1 Month Index + 4.000% 9.217% 2/5/25 (c)(d)(k)	1,623,887	1,609,678
EG Finco Ltd. Tranche B, term loan 6 month U.S. LIBOR + 4.000% 9.1645% 2/6/25 (c)(d)(k)	2,355,227	2,341,237
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (d)(e)(i)(k)	3,800,000	0
term loan 3 month U.S. LIBOR + 0.000% 0% (d)(e)(i)(k)	1,620,000	0
TOTAL ENERGY		8,371,499
Gaming - 0.0%
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7/20/30 (d)(k)(l)	140,000	140,000
Healthcare - 0.3%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4187% 11/23/27 (c)(d)(k)	3,251,557	2,729,942
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.4331% 1/8/27 (c)(d)(k)	240,658	237,409
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.3419% 10/1/27 (c)(d)(k)	1,064,541	1,045,645
TOTAL HEALTHCARE		4,012,996
Homebuilders/Real Estate - 0.0%
Breakwater Energy Tranche B 1LN, term loan 11% 9/1/26 (c)(i)(k)	648,865	616,421
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7216% 11/6/27 (c)(d)(k)	268,319	267,648
Leisure - 1.1%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.4058% 7/21/28 (c)(d)(k)	13,063,803	12,867,846
ClubCorp Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.2879% 9/18/24 (c)(d)(k)	5,478,466	5,335,532
TOTAL LEISURE		18,203,378
Paper - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.5937% 4/13/29 (c)(d)(k)	531,565	526,298
Services - 1.8%
ABG Intermediate Holdings 2 LLC:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2025% 12/21/28 (c)(d)(k)	1,054,321	1,054,764
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 12/21/28 (d)(k)(m)	345,679	345,824
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 11.1687% 12/10/29 (c)(d)(k)	1,000,000	851,040
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9187% 12/10/28 (c)(d)(k)	4,689,748	4,403,814
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.6381% 6/21/24 (c)(d)(k)	5,341,582	5,324,917
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9331% 6/2/28 (c)(d)(k)	3,407,658	3,124,925
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.981% 6/13/25 (c)(d)(k)	3,325,279	3,022,778
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.231% 6/13/24 (c)(d)(k)	4,590,006	4,441,886
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3985% 4/11/29 (c)(d)(k)	3,231,900	2,856,192
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.2303% 3/4/28 (c)(d)(k)	6,126,310	5,167,359
TOTAL SERVICES		30,593,499
Super Retail - 0.6%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.943% 3/5/28 (c)(d)(k)	3,021,558	3,009,744
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1687% 12/18/27 (c)(d)(k)	7,366,665	7,131,079
TOTAL SUPER RETAIL		10,140,823
Technology - 0.5%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8054% 2/15/29 (c)(d)(k)	1,993,444	1,931,907
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 3.5% 2/15/29 (c)(d)(k)(m)	245,508	237,930
Sophia LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0379% 10/7/27 (c)(d)(k)	830,772	825,580
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6184% 5/3/26 (c)(d)(k)	3,357,237	3,336,690
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6184% 5/3/27 (c)(d)(k)	885,000	872,283
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.4331% 8/27/25 (c)(d)(k)	1,211,986	1,209,962
TOTAL TECHNOLOGY		8,414,352
Telecommunications - 0.4%
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.3419% 6/30/28 (c)(d)(k)	3,629,654	2,025,347
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.2025% 12/30/27 (c)(d)(k)	4,537,867	3,766,429
TOTAL TELECOMMUNICATIONS		5,791,776
Utilities - 0.3%
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4331% 6/23/25 (c)(d)(k)	5,393,190	5,374,475
TOTAL BANK LOAN OBLIGATIONS (Cost $110,301,726)		103,605,700

Preferred Securities - 1.3%
	Principal Amount (a)	Value ($)
Air Transportation - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (c)	2,605,000	2,518,217
Banks & Thrifts - 0.8%
Ally Financial, Inc.:
4.7% (c)(n)	2,470,000	1,874,113
4.7% (c)(n)	2,435,000	1,703,967
Bank of America Corp. 5.875% (c)(n)	2,985,000	2,783,662
JPMorgan Chase & Co.:
4.6% (c)(n)	2,155,000	2,036,475
6.1% (c)(n)	2,980,000	2,963,894
Wells Fargo & Co. 5.9% (c)(n)	1,640,000	1,623,108
TOTAL BANKS & THRIFTS		12,985,219
Diversified Financial Services - 0.1%
Charles Schwab Corp. 4% (c)(n)	1,910,000	1,495,986
Energy - 0.3%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.3487% (c)(d)(n)	4,550,000	4,117,771
EnLink Midstream Partners LP 3 month U.S. LIBOR + 4.110% 9.6184% 12/31/99 (c)(d)(n)	470,000	405,375
TOTAL ENERGY		4,523,146
TOTAL PREFERRED SECURITIES (Cost $20,358,293)		21,522,568

Other - 1.1%
	Shares	Value ($)
Other - 1.1%
Fidelity Private Credit Central Fund LLC (h) (Cost $17,338,235)	1,743,264	17,519,800

Money Market Funds - 5.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (o) (Cost $83,416,092)	83,399,412	83,416,092

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $1,782,011,254)	1,655,696,415
NET OTHER ASSETS (LIABILITIES) - 1.0%	16,694,051
NET ASSETS - 100.0%	1,672,390,466

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,022,718,057 or 61.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing - Security is in default.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $53,299,559 or 3.2% of net assets.

(i)	Level 3 security
(j)	Non-income producing
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)	The coupon rate will be determined upon settlement of the loan after period end.
(m)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $502,299 and $494,828, respectively.

(n)	Security is perpetual in nature with no stated maturity date.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Central Fund LLC	4/15/22 - 7/07/23	17,338,234

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	4,425,071

Southeastern Grocers, Inc.	6/25/21 - 4/01/22	22,540,546

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	80,986,531	115,463,874	113,034,313	1,075,595	-	-	83,416,092	0.2%
Fidelity Private Credit Central Fund LLC	16,775,367	17,666,354	17,147,506	312,696	-	225,585	17,519,800	2.8%
Fidelity Securities Lending Cash Central Fund 5.32%	246,600	5,285,684	5,532,284	156	-	-	-	0.0%
Total	98,008,498	138,415,912	135,714,103	1,388,447	-	225,585	100,935,892

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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